Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Balances of the Forward Purchase Agreement with Significant Unobservable Inputs	As of March 31, 2024, the Forward Purchase Agreement value was $0, as presented below:
Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Forward Purchase Agreement	-	-	-	-
Total	$-	$-	$-	$-
The following table presents balances of the forward purchase agreement with significant unobservable inputs (Level 3) as of December 31, 2023, in thousand:
	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Forward Purchase Agreement	-	-	483	483
Total	$-	$-	$483	$483

Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs	The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) as of March 31, 2024, in thousand:
Forward Purchase Agreement
Balance at January 1, 2023	$-
Recognition of Forward Purchase Agreement Asset	17,125
Change in fair value	(16,642)
Balance at December 31, 2023	483
Change in fair value	(483)
Balance at March 31, 2024	$-
The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the year ended December 31, 2023, in thousand:
Forward Purchase Agreement Asset
Balance at January 1, 2023	$-
Recognition of Forward Purchase Agreement Asset	17,125
Change in fair value	(16,642)
Balance at December 31, 2023	$483

Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model	The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:
Forward Purchase Agreement
Risk-free rate	4.5%
Underlying stock price	$0.43
Expected volatility	92.7%
Term	2.73 years
Dividend yield	0%
The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:
Forward Purchase Agreement Asset
Rik-free rate	4%
Underlying stock price	$1.50
Expected volatility	75%
Term	2.98 years
Dividend yield	0%